Subsidiaries - Schedule of subsidiaries and associates (Detail)	Dec. 31, 2025	Dec. 31, 2024
Turktell
Disclosure of subsidiaries
Name of Subsidiaries	Turktell
Country of Incorporation	Türkiye
Business	Information technology, value added GSM services and entertainment investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Superonline
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Superonline
Country of Incorporation	Türkiye
Business	Telecommunications, television services and content services
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Dijital
Country of Incorporation	Türkiye
Business	Digitalization services and products
Effective Ownership Interest	100.00%	100.00%
Turkcell Satis
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Satış
Country of Incorporation	Türkiye
Business	Sales, delivery and digital sales services
Effective Ownership Interest	100.00%	100.00%
Turkcell Teknoloji
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Teknoloji
Country of Incorporation	Türkiye
Business	Research and development
Effective Ownership Interest	100.00%	100.00%
Turkcell Gayrimenkul
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Gayrimenkul
Country of Incorporation	Türkiye
Business	Property investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Enerji
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Enerji
Country of Incorporation	Türkiye
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%	100.00%
Boyut Enerji
Disclosure of subsidiaries
Name of Subsidiaries	Boyut Enerji
Country of Incorporation	Türkiye
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%	100.00%
Turkcell Finansman
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Finansman
Country of Incorporation	Türkiye
Business	Consumer financing services
Effective Ownership Interest	100.00%	100.00%
Turkcell Sigorta
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Sigorta
Country of Incorporation	Türkiye
Business	Insurance agency activities
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital Sigorta
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Dijital Sigorta
Country of Incorporation	Türkiye
Business	Dijital agency activities
Effective Ownership Interest	100.00%	100.00%
Turkcell Odeme
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Ödeme
Country of Incorporation	Türkiye
Business	Payment services and e-money license
Effective Ownership Interest	100.00%	100.00%
Lifecell Dijital Servisler
Disclosure of subsidiaries
Name of Subsidiaries	Lifecell Dijital Servisler
Country of Incorporation	Türkiye
Business	Development and providing of digital services and products
Effective Ownership Interest	100.00%	100.00%
Lifecell Bulut
Disclosure of subsidiaries
Name of Subsidiaries	Lifecell Bulut (***)
Country of Incorporation	Türkiye
Business	Cloud solutions services
Effective Ownership Interest		100.00%
Lifecell TV
Disclosure of subsidiaries
Name of Subsidiaries	Lifecell TV
Country of Incorporation	Türkiye
Business	Online radio, television and on-demand streaming services
Effective Ownership Interest	100.00%	100.00%
Lifecell Muzik
Disclosure of subsidiaries
Name of Subsidiaries	Lifecell Müzik
Country of Incorporation	Türkiye
Business	Radio, television and on-demand streaming services
Effective Ownership Interest	100.00%	100.00%
Global Tower
Disclosure of subsidiaries
Name of Subsidiaries	Global Tower
Country of Incorporation	Türkiye
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%	100.00%
Atmosware Teknoloji
Disclosure of subsidiaries
Name of Subsidiaries	Atmosware Teknoloji
Country of Incorporation	Türkiye
Business	Develop software products and services, training software developers
Effective Ownership Interest	100.00%	100.00%
Beltower
Disclosure of subsidiaries
Name of Subsidiaries	Beltower
Country of Incorporation	Republic of Belarus
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%	100.00%
Eastasian
Disclosure of subsidiaries
Name of Subsidiaries	Eastasian
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Kibris Telekom
Disclosure of subsidiaries
Name of Subsidiaries	Kıbrıs Telekom
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Lifecell Digital
Disclosure of subsidiaries
Name of Subsidiaries	Lifecell Digital
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital Teknolojileri
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Dijital Teknolojileri
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Electronic payment services
Effective Ownership Interest	100.00%	100.00%
Turkcell Global Bilgi
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Global Bilgi
Country of Incorporation	Türkiye
Business	Customer relations and human resources management
Effective Ownership Interest	100.00%	100.00%
Rehberlik
Disclosure of subsidiaries
Name of Subsidiaries	Rehberlik (*)
Country of Incorporation	Türkiye
Business	Directory assistance
Effective Ownership Interest		100.00%
Lifecell Ventures
Disclosure of subsidiaries
Name of Subsidiaries	Lifecell Ventures
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Paycell LLC
Disclosure of subsidiaries
Name of Subsidiaries	Paycell LLC (**)
Country of Incorporation	Ukraine
Business	Consumer financing services
Effective Ownership Interest	100.00%	100.00%
Paycell Europe
Disclosure of subsidiaries
Name of Subsidiaries	Paycell Europe
Country of Incorporation	Germany
Business	Payment services and e-money
Effective Ownership Interest	100.00%	100.00%
Yaani
Disclosure of subsidiaries
Name of Subsidiaries	Yaani
Country of Incorporation	Netherlands
Business	Internet search engine and browser services
Effective Ownership Interest	100.00%	100.00%
BiP B.V.
Disclosure of subsidiaries
Name of Subsidiaries	BiP B.V.
Country of Incorporation	Netherlands
Business	Providing digital services and products
Effective Ownership Interest	100.00%	100.00%
BiP A.S.
Disclosure of subsidiaries
Name of Subsidiaries	BiP A.S.
Country of Incorporation	Türkiye
Business	Providing digital services and products
Effective Ownership Interest	100.00%	100.00%
BeST
Disclosure of subsidiaries
Name of Subsidiaries	BeST
Country of Incorporation	Republic of Belarus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell GSYF
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell GSYF
Country of Incorporation	Türkiye
Business	Venture capital investment fund
Effective Ownership Interest	100.00%	100.00%
Sofra
Disclosure of subsidiaries
Name of Subsidiaries	Sofra
Country of Incorporation	Türkiye
Business	Meal coupons and cards
Effective Ownership Interest	100.00%	100.00%
Artel
Disclosure of subsidiaries
Name of Subsidiaries	Artel (****)
Country of Incorporation	Türkiye
Business	Data processing
Effective Ownership Interest		100.00%
Ultia
Disclosure of subsidiaries
Name of Subsidiaries	Ultia
Country of Incorporation	Türkiye
Business	Information technology
Effective Ownership Interest	100.00%	100.00%
TDC
Disclosure of subsidiaries
Name of Subsidiaries	TDC
Country of Incorporation	Türkiye
Business	Data center and cloud services
Effective Ownership Interest	100.00%	100.00%
Lifetech
Disclosure of subsidiaries
Name of Subsidiaries	Lifetech
Country of Incorporation	Republic of Belarus
Business	Information technology, programming and technical support
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital Egitim
Disclosure of subsidiaries
Name of Subsidiaries	Turkcell Dijital Eğitim
Country of Incorporation	Türkiye
Business	Digital education
Effective Ownership Interest	100.00%	100.00%